Income Taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Income taxes, current	$ 5,267,157	$ 6,448,961	$ 5,382,865
Income taxes, deferred	(2,598,712)	(2,058,457)	(1,108,745)
Income tax provision	$ 2,668,445	$ 4,390,504	$ 4,274,120
Current income tax of Mexican companies to the total current income taxes (as a percent)	95.00%	91.00%	93.00%
Corporate income tax rate (as a percent)	30.00%	30.00%	30.00%
Changes in tax rates or tax laws enacted or announced
Income Taxes
Corporate income tax rate (as a percent)	30.00%